UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	JennisonDryden Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2009 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS - 99.4%

COMMON STOCKS

Aerospace & Defense 2.0%
22,000	Precision Castparts Corp.	$2,280,960
21,900	United Technologies Corp.	1,472,556

		3,753,516
Beverages 3.0%
89,300	PepsiCo, Inc.	5,556,246

Biotechnology 5.4%
81,400	Celgene Corp.(a)	4,513,630
117,300	Gilead Sciences, Inc.(a)	5,401,665

		9,915,295

Capital Markets 5.2%
164,850	Charles Schwab Corp. (The)	3,021,700
39,300	Goldman Sachs Group, Inc. (The)	6,667,638

		9,689,338

Communications Equipment 6.8%
207,500	Cisco Systems, Inc.(a)	4,855,500
32,400	Juniper Networks, Inc.(a)	846,612
152,250	QUALCOMM, Inc.	6,851,250

		12,553,362

Computers & Peripherals 10.1%
45,705	Apple, Inc.(a)	9,136,887
111,800	Hewlett-Packard Co.	5,484,908
127,700	NetApp, Inc.(a)(b)	3,935,714

		18,557,509

Electronic Equipment & Instruments 1.8%
112,000	Agilent Technologies, Inc.(a)(b)	3,239,040

Energy Equipment & Services 3.0%
85,700	Schlumberger Ltd.	5,475,373

Food & Staples Retailing 1.8%
55,500	Costco Wholesale Corp.	3,325,005

Food Products 1.3%
79,250	Unilever PLC (United Kingdom), ADR	2,340,252

Healthcare Equipment & Supplies 5.1%
39,900	Alcon, Inc.	5,900,412
64,400	Baxter International, Inc.	3,513,020

		9,413,432

Healthcare Providers & Services 3.5%
103,300	Medco Health Solutions, Inc.(a)	6,524,428

Household Products 2.1%
46,300	Colgate-Palmolive Co.	3,897,997

Internet & Catalog Retail 4.8%
65,000	Amazon.com, Inc.(a)	8,834,150

Internet Software & Services 8.1%
77,900	Akamai Technologies, Inc.(a)(b)	1,869,600
6,163	Baidu, Inc. (China), ADR(a)(b)	2,673,140
17,750	Google, Inc. (Class A Stock)(a)	10,348,250

		14,890,990

IT Services 6.4%
19,600	Mastercard, Inc. (Class A Stock)(b)	4,720,856
88,500	Visa, Inc. (Class A Stock)	7,168,500

		11,889,356

Media 2.3%
141,400	Walt Disney Co. (The)	4,273,108

Multiline Retail 1.7%
58,700	Kohl’s Corp.(a)(b)	3,119,318

Oil, Gas & Consumable Fuels 5.6%
67,700	Occidental Petroleum Corp.	5,469,483
93,600	Petroleo Brasileiro S.A. (Brazil), ADR	4,799,808

		10,269,291

Pharmaceuticals 5.6%
49,300	Abbott Laboratories	2,686,357
37,500	Shire PLC (Ireland), ADR(b)	2,207,625
103,100	Teva Pharmaceutical Industries Ltd. (Israel), ADR(b)	5,442,649

		10,336,631

Road & Rail 1.5%
44,300	Union Pacific Corp.	2,802,418

Software 8.7%
155,500	Adobe Systems, Inc.(a)	5,454,940
258,300	Microsoft Corp.	7,596,603
70,000	VMware, Inc. (Class A Stock)(a)	2,938,600

		15,990,143

Textiles, Apparel & Luxury Goods 3.6%
78,900	Coach, Inc.	2,741,775
60,910	NIKE, Inc. (Class B Stock)(b)	3,952,450

		6,694,225

	Total long-term investments (cost $129,607,800)	183,340,423

SHORT-TERM INVESTMENT - 14.3%

AFFILIATED MONEY MARKET MUTUAL FUND

26,419,234	Dryden Core Investment Fund-Taxable Money Market Series (cost $26,419,234; includes $23,868,618 of cash collateral received for securities on loan)(c)(d)	26,419,234

	Total Investments 113.7% (cost $156,027,034)(e)	209,759,657
	Liabilities in excess of other assets (13.7%)	(25,216,910)

	Net Assets 100.0%	$184,542,747

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $23,143,417; cash collateral of $23,868,618 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$169,470,175	$40,763,259	$(473,777)	$40,289,482

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$183,340,423	—	—
Affiliated Money Market Mutual Fund	26,419,234	—	—

	209,759,657	—	—
Other Financial Instruments*	—	—	—

Total	$209,759,657	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009 and November 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Dryden Strategic Value Fund

Schedule of Investments

as of November 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Aerospace & Defense 2.6%
5,300	General Dynamics Corp.	$349,270
3,300	Honeywell International, Inc.	126,951
1,700	Lockheed Martin Corp.	131,291
4,900	Northrop Grumman Corp.	268,520
3,100	United Technologies Corp.	208,444

		1,084,476

Auto Components 0.3%
4,100	Johnson Controls, Inc.	110,905

Automobiles 0.5%
7,200	Harley-Davidson, Inc.	209,808

Beverages 0.8%
9,000	Coca-Cola Enterprises, Inc.	176,850
10,100	Constellation Brands, Inc. (Class A Stock)(a)	172,811

		349,661

Biotechnology 0.4%
2,700	Amgen, Inc.(a)	152,145

Building Products 0.3%
10,200	Masco Corp.	138,516

Capital Markets 2.0%
3,700	Goldman Sachs Group, Inc. (The)	627,742
6,900	Morgan Stanley	217,902

		845,644

Chemicals 2.4%
14,800	Dow Chemical Co. (The)	411,144
10,000	E.I. DuPont de Nemours & Co.	345,800
3,800	PPG Industries, Inc.	225,834

		982,778

Commercial Banks 5.5%
9,600	BB&T Corp.	239,040
3,500	Comerica, Inc.	99,645
4,800	PNC Financial Services Group, Inc.	273,648

Commercial Banks (cont’d.)
8,944	Regions Financial Corp.	52,412
5,200	SunTrust Banks, Inc.	122,876
19,900	U.S. Bancorp	480,187
34,156	Wells Fargo & Co.	957,734
2,100	Zions Bancorporation	27,615

		2,253,157

Commercial Services & Supplies 1.5%
5,400	Avery Dennison Corp.	202,824
2,900	Cintas Corp.	81,461
7,200	Pitney Bowes, Inc.	165,888
8,900	R.R. Donnelley & Sons Co.	183,162

		633,335

Communications Equipment 0.3%
3,300	Harris Corp.	144,870

Computers & Peripherals 1.8%
11,800	Dell, Inc.(a)	166,616
5,200	Hewlett-Packard Co.	255,112
1,100	International Business Machines Corp.	138,985
8,000	Lexmark International, Inc. (Class A Stock)(a)	201,360

		762,073

Consumer Finance 0.6%
4,900	Capital One Financial Corp.	187,964
4,600	Discover Financial Services	71,116

		259,080

Containers & Packaging 0.4%
3,500	Ball Corp.	172,935

Diversified Consumer Services 0.2%
3,600	H&R Block, Inc.	73,080

Diversified Financial Services 4.9%
33,419	Bank of America Corp.	529,691
16,700	Citigroup, Inc.	68,637
32,500	JPMorgan Chase & Co.	1,380,925
2,800	NASDAQ OMX Group, Inc. (The)(a)	52,304

		2,031,557

Diversified Telecommunication Services 5.9%
50,920	AT&T, Inc.	1,371,785
5,500	CenturyTel, Inc.	195,745
27,200	Verizon Communications, Inc.	855,712

		2,423,242

Electric Utilities 3.4%
8,200	American Electric Power Co., Inc.	263,958
19,024	Duke Energy Corp.	317,320
7,400	Edison International	251,970
5,200	FirstEnergy Corp.	224,016
4,000	Progress Energy, Inc.	156,360
5,400	Southern Co.	173,286

		1,386,910

Electrical Equipment 0.4%
4,100	Rockwell Automation, Inc.	178,309

Electronic Equipment & Instruments 0.5%
12,100	Corning, Inc.	201,828

Energy Equipment & Services 2.0%
11,100	BJ Services Co.	208,458
3,900	ENSCO International, Inc.	171,600
11,000	Nabors Industries Ltd.(a)	227,150
8,100	Rowan Cos., Inc.(a)	199,989

		807,197

Food & Staples Retailing 1.1%
3,500	Kroger Co. (The)	79,590
10,200	Safeway, Inc.	229,500
10,600	SUPERVALU, Inc.	146,598

		455,688

Food Products 2.3%
7,900	Archer-Daniels-Midland Co.	243,399
12,100	ConAgra Foods, Inc.	268,499
6,802	Kraft Foods, Inc. (Class A Stock)	180,797
11,100	Sara Lee Corp.	134,754
9,600	Tyson Foods, Inc. (Class A Stock)	115,392

		942,841

Healthcare Providers & Services 3.3%
6,800	Aetna, Inc.	197,948

Healthcare Providers & Services (cont’d.)
7,800	CIGNA Corp.	250,224
8,500	Coventry Health Care, Inc.(a)	191,675
13,100	UnitedHealth Group, Inc.	375,577
6,800	WellPoint, Inc.(a)	367,404

		1,382,828
Healthcare Technology 0.5%
9,600	IMS Health, Inc.	205,056

Hotels, Restaurants & Leisure 1.1%
6,300	Carnival Corp.(a)	201,789
3,100	Darden Restaurants, Inc.	97,433
7,800	Wyndham Worldwide Corp.	144,846

		444,068

Household Durables 1.8%
2,600	Black & Decker Corp.	157,794
4,100	Fortune Brands, Inc.	157,481
2,000	KB Home	27,100
9,800	Newell Rubbermaid, Inc.	142,198
5,252	Pulte Homes, Inc.	48,003
2,600	Whirlpool Corp.	192,816

		725,392

Industrial Conglomerates 4.0%
89,600	General Electric Co.	1,435,392
10,000	Textron, Inc.	200,500

		1,635,892

Insurance 4.3%
7,600	Allstate Corp. (The)	215,916
5,700	Chubb Corp.	285,798
3,500	Hartford Financial Services Group, Inc.	85,610
5,887	Lincoln National Corp.	134,871
7,800	MetLife, Inc.	266,682
12,700	Progressive Corp. (The)(a)	212,979
3,800	Torchmark Corp.	165,224
7,500	Travelers Cos., Inc. (The)	392,925

		1,760,005

IT Services 1.0%
4,600	Computer Sciences Corp.(a)	254,426

IT Services (cont’d.)
13,600	Convergys Corp.(a)	152,048

		406,474

Machinery 3.1%
3,500	Caterpillar, Inc.	204,365
4,900	Deere & Co.	262,199
4,700	Dover Corp.	192,136
4,100	Eaton Corp.	261,990
3,900	Parker Hannifin Corp.	210,444
3,000	Stanley Works (The)	145,710

		1,276,844

Media 3.6%
15,450	CBS Corp. (Class B Stock)	197,915
6,250	Comcast Corp. (Class A Stock)	91,687
11,500	Gannett Co., Inc.	113,735
4,800	McGraw-Hill Cos., Inc. (The)	143,808
4,900	Meredith Corp.	129,115
13,500	Time Warner, Inc.	414,720
5,950	Viacom, Inc. (Class B Stock)(a)	176,358
7,100	Walt Disney Co. (The)	214,562

		1,481,900

Metals & Mining 1.8%
12,900	Alcoa, Inc.	161,508
4,700	Allegheny Technologies, Inc.	159,941
5,500	Nucor Corp.	233,255
3,900	United States Steel Corp.	174,174

		728,878

Multiline Retail 0.8%
5,600	J.C. Penney Co., Inc.	160,944
10,200	Macy’s, Inc.	166,362

		327,306

Multi-Utilities 4.5%
7,100	Ameren Corp.	184,529
6,100	Consolidated Edison, Inc.	261,751
7,600	Dominion Resources, Inc.	276,488
5,700	DTE Energy Co.	228,627
13,500	NiSource, Inc.	192,375
7,700	Public Service Enterprise Group, Inc.	241,472
5,000	Sempra Energy	265,700

Multi-Utilities (cont’d.)
9,300	Xcel Energy, Inc.	188,976

		1,839,918

Oil, Gas & Consumable Fuels 15.6%
4,200	Apache Corp.	400,176
18,000	Chevron Corp.	1,404,720
14,896	ConocoPhillips	771,166
5,600	Devon Energy Corp.	377,160
30,600	Exxon Mobil Corp.	2,297,142
2,200	Hess Corp.	127,512
9,800	Marathon Oil Corp.	319,676
5,200	Occidental Petroleum Corp.	420,108
5,500	Sunoco, Inc.	138,600
11,300	Valero Energy Corp.	179,557

		6,435,817

Paper & Forest Products 0.9%
9,100	International Paper Co.	231,595
4,034	Weyerhaeuser Co.	157,084

		388,679

Pharmaceuticals 7.8%
8,400	Eli Lilly & Co.	308,532
7,600	Forest Laboratories, Inc.(a)	233,016
7,100	Johnson & Johnson	446,164
17,300	King Pharmaceuticals, Inc.(a)	204,659
18,900	Merck & Co., Inc.	684,369
74,956	Pfizer, Inc.	1,361,951

		3,238,691

Road & Rail 1.2%
5,700	Norfolk Southern Corp.	292,980
4,700	Ryder System, Inc.	190,538

		483,518

Semiconductors & Semiconductor Equipment 0.1%
4,200	MEMC Electronic Materials, Inc.(a)	50,568

Specialty Retail 3.1%
3,100	Abercrombie & Fitch Co. (Class A Stock)	123,783
2,747	AutoNation, Inc.(a)	48,485
300	AutoZone, Inc.(a)	44,361
16,800	Home Depot, Inc.	459,648
14,000	Lowe’s Cos., Inc.	305,340

Specialty Retail (cont’d.)
8,100	RadioShack Corp.	152,766
2,100	Sherwin-Williams Co. (The)	127,764

		1,262,147

Textiles, Apparel & Luxury Goods 0.4%
2,500	VF Corp.	181,800

Tobacco 0.5%
9,200	Altria Group, Inc.	173,052
600	Philip Morris International, Inc.	28,854

		201,906
	Total Investments 99.5% (cost $43,958,809)(b)	41,057,722
	Other assets in excess of liabilities 0.5%	222,235

	Net Assets 100.0%	$41,279,957

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$43,978,797	$5,939,427	$(8,860,502)	$(2,921,075)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$41,057,722	—	—
Other Financial Instruments*	—	—	—

Total	$41,057,722	—	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009 and November 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Opportunity Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.